Other Assets	9 Months Ended
Sep. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

Note 7 – Other assets

On May 15, 2020, the Company executed a securities purchase agreement with Global Career Networks Inc, a Delaware corporation (the “Seller”), the sole owner of Life Guru, pursuant to which the Company purchased from the Seller, a 51% interest in the capital stock of Life Guru, representing an aggregate of 2,040 shares of Life Guru’s common stock. LifeGuru owns and operates the LifeGuru.me website which is currently in development and is anticipated to be fully launched in the fourth quarter of 2020. In consideration for the purchase, the Company agreed to issue the Seller 500,000 shares of the Company’s Series B Preferred Stock at closing, which occurred on May 15, 2020. An additional up to 1,500,000 Series B Preferred Stock shares will be issuable to the Seller upon the following milestones, provided that such milestones are met prior to the earlier of (i) one (1) year after closing; and (ii) thirty (30) days after the Company has provided the Seller written notice of a breach by the Seller of any provision of the SPA, which breach has not been reasonably cured within such thirty (30) day period (such earlier date of (i) and (ii), the “Milestone Termination Date”):

(a) 500,000 Series B Preferred Stock shares upon completion of the fully operational LifeGuru.me website;

(b) 500,000 Series B Preferred Stock shares upon such time as 300 coaches have signed up at LifeGuru.me; and

(c) 500,000 Series B Preferred Stock shares upon such time as 1,000 coaches have signed up at LifeGuru.me.

The fair value of 500,000 shares of the Company’s Series B Preferred Stock issued at closing, valued on such grant date was $605,488, which equaled the market price per common share on the grant multiplied by the equivalent number of common shares which would be issuable upon conversion of Series B Preferred Stock.

The Company did not recognize any liabilities related to the milestone shares due to the uncertainty surrounding such milestones.

The 51% owned subsidiary, LifeGuru, Inc., is a consolidated entity which requires the presentation of noncontrolling interest in the consolidated statements of operations for the three and nine months ended September 30, 2020. As there was no activity for the entity as of September 30, 2020, no assets, liabilities or noncontrolling interest were presented at the period ended September 30, 2020. The LifeGuru website and platform is still under development and is planned to launch in Q1 2021.